[LOGO]
                                                           CONSECO R
                                                          STEP UP TM

                                             CONSECO FUND GROUP
                                 Supplement dated July 30, 1999
                  to the Prospectus for Class A, B and C Shares
                dated March 12, 1999, AS REVISED April 28, 1999


Conseco Fixed Income Fund
Conseco High Yield Fund
Conseco Convertible Securities Fund
Conseco Balanced Fund
Conseco Equity Fund
Conseco 20 Fund

   THE FOLLOWING PAGES REPLACE IN THEIR ENTIRETY PAGES 28 - 36 OF THE CONSECO
                  FUND GROUP CLASS A, B AND C PROSPECTUS DATED
                   MARCH 12, 1999, AS REVISED APRIL 28, 1999.

YOUR ACCOUNT

Reducing Your Sales Charges for Class A Share Purchases

You may be eligible to buy Class A shares with a reduced sales charge in one or more of the following ways:

Rights Of Accumulation

Allows you to include the value of your existing Conseco Fund Group investments together with the value of any shares you hold in a FIRSTAR MONEY MARKET FUND
(FMMF) to your current investment to determine the applicable sales charge.

Combined Purchases

Allows you to include the cumulative value of all of your Conseco Fund Group investments with the value of investments made by other qualifying persons to determine the amount of reduction in sales charge. Qualifying persons include trustees or other fiduciaries, as well as qualified employee benefit plans of a single corporation or of corporations affiliated with each other in accordance with the 1940 Act (see Statement of Additional Information [SAI] for specific information).

You or your financial intermediary must provide documentation to the Transfer Agent each time a purchase that qualifies for a reduced sales charge is made.

Letter Of Intent

Allows you to commit to invest a certain amount in Class A shares of any or all of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You may also include your existing Conseco Fund Group investments to further reduce your sales charge.

See the SAI and the application for further details on how you can take advantage of these cost-reduction programs.


   FIRSTAR MONEY MARKET FUND
   You may also purchase shares of this money market fund, currently managed by Firstar Investment Research & Management Company, LLC through a separate prospectus. That prospectus is available upon request by calling 800-986-3384.

Purchase Of Class B Shares

Class B shares are offered at their net asset value (NAV) per share without any initial sales charge. Your entire purchase amount is immediately invested.

However, a contingent deferred sales charge (CDSC) is imposed upon Class B shares redeemed within six years of their purchase. The CDSC is based on the number of shares you are selling and on the lesser of:
o   The NAV of shares at the time of purchase
o   The NAV of shares at the time of redemption

The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC. A Class B share purchase may not exceed $500,000.

Determining The CDSC
--------------------------------------------------------------------------------------------------
Redemption During                 Contingent Deferred Sales Charge
--------------------------------------------------------------------------------------------------
   1st year since purchase                       5%
--------------------------------------------------------------------------------------------------
   2nd year since purchase                       4%
--------------------------------------------------------------------------------------------------
   3rd year since purchase                       3%
--------------------------------------------------------------------------------------------------
   4th year since purchase                       3%
--------------------------------------------------------------------------------------------------
   5th year since purchase                       2%
--------------------------------------------------------------------------------------------------
   6th year since purchase                       1%
--------------------------------------------------------------------------------------------------
   7th year since purchase                       0%
--------------------------------------------------------------------------------------------------
   8th year since purchase                       0% (Converts to Class A shares of equal dollar
                                                 value; Class A shares have lower ongoing
                                                 expenses than Class B shares)
--------------------------------------------------------------------------------------------------

For purposes of this CDSC, purchases made on any day during the calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC (those acquired through reinvestments of dividends or capital gains distributions). The CDSC, if any, payable on shares acquired through an exchange between Conseco Funds will be calculated based on the original purchase date of the Class B shares exchanged.

Purchase Of Class C Shares
With Class C shares, you pay no sales charge when you invest, but you are charged a contingent deferred sales charge (CDSC) when you sell shares you have held for one year or less. In this case, shares are subject to a CDSC on redemptions equal to 1% of the lower of:
o The NAV of shares at the time of purchase
o The NAV of shares at the time of redemption

Class C shares held one year or longer are not subject to this CDSC.

The ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.

The CDSC also will not apply to shares acquired by the reinvestment of dividends or capital gains distributions. The order in which Class C shares are redeemed will be determined as described for Class B shares (see "Purchase of Class B Shares").

YOUR ACCOUNT

         Determining Share Price

A Fund's share price is the total market value of its assets minus its liabilities, called net asset value (NAV), divided by the total number of shares outstanding. Because the value of each Fund's securities changes every business day, the Fund's share price usually changes as well.

Each Fund calculates its NAV per share on each business day that the New York Stock Exchange (NYSE) is open.

For each of the Funds, NAV is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The NAV is generally based on the market price of the securities held in a Fund.

Under the direction of the Board, the Funds may use a practice known as fair value pricing under the following circumstances:
o Securities and assets for which market quotations are not readily available
o Events that occur after an exchange closes are likely to affect the value of the security
o Fund management strongly believes a market price is not reflective of the security's appropriate value

         BUYING SHARES

Opening A New Account Is Easy

The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The Funds are closed for business on:

   Saturday                           Presidents' Day         Labor Day
   Sunday                             Good Friday             Thanksgiving Day
   New Year's Day                     Memorial Day            Christmas Day
   Martin Luther King, Jr. Day        Independence Day

When placing purchase orders, investors should specify whether the order is for Class A, Class B or Class C shares. There are three convenient ways to begin your Conseco Fund Group investment program.

   Through Financial
   Intermediaries                    By Bank Wire                      By Mail
   Shares of the Funds may           Wire your investment to:          Simply complete and sign an
   be purchased through              Firstar Bank Milwaukee, NA        application to begin the process.
   authorized broker-dealers,        777 E. Wisconsin Ave.
   financial institutions and        Milwaukee, WI 53202               Make your check payable
   service organizations with        ABA #075000022                    to the Fund of your choice.*
   whom the distributor has          Credit to:
   a selling agreement.              Firstar Mutual Fund               If you are adding to your
                                     Services, LLC                     existing account, indicate
   Important note: Each institution  Account #112-952-137              your Fund account number
   may have its own procedures       Further credit to:                directly on the check.
   and requirements for buying       (Name of fund, Account name,
   and selling shares and may        Account number)                   Mail your application
   charge fees. Contact your                                           and check to:
   financial professional for        For NEW accounts, please          Conseco Fund Group
   more information.                 promptly complete and mail        c/o Firstar Mutual Fund Services, LLC
                                     the account application form      P.O. Box 701
                                     to the Funds at the address       Milwaukee, WI 53201-0701
                                     given under "By Mail."
                                                                       Or, for overnight mail:
                                                                       c/o First Mutual Fund Services, LLC
                                                                       615 E. Michigan St., 3rd Floor
                                                                       Milwaukee WI 53202
                                                                       (800) 986-3384

*No third-party checks are accepted or starter/counter checks.

Payment for the shares purchased through a financial institution is due on settlement date. The settlement date is normally three business days after the order has been executed.

It is the responsibility of the broker, dealer, or other financial intermediary to forward customer orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time). Check with your investment professional to find out if they have an internal deadline for receiving your order to ensure processing that day.

Shares are purchased at the next share price calculation after your investment is received. The Funds reserve the right to reject any purchase order.

   PLEASE INDICATE WHETHER YOU WOULD LIKE THE ABILITY TO REDEEM OR EXCHANGE SHARES BY TELEPHONE OR WIRE WHEN YOU COMPLETE YOUR APPLICATION.

YOUR ACCOUNT

         Buying Shares

Choose Your Investment Amount

Conseco Fund Group offers a flexible range of minimum investment amounts to initiate -- or add to -- your investment program.

   Minimum Investments Per Fund

   To open an account                                                     $250
------------------------------------------------------------------------------
   To make a subsequent investment                                         $50
------------------------------------------------------------------------------
   To open a pre-authorized investment plan to
   transfer assets from bank account to Fund                               $50
------------------------------------------------------------------------------
   Initiate a Dollar Cost Averaging (DCA) Plan
   through Firstar Money Market Fund account                            $5,000
------------------------------------------------------------------------------
   Transfer assets from DCA Plan to Fund                       $250 each month
------------------------------------------------------------------------------
These requirements may be changed or waived at any time at the discretion of the Funds' officers.


   Dollar Cost Averaging: A Convenient Option

   Through our dollar cost averaging (DCA) program, you can transfer equal amounts of money on a regular basis from the Firstar Money Market Fund to another investment choice.

   If you have at least $5,000 invested in the money market fund, you can transfer a minimum of $250 a month into a Conseco Fund. This investment plan helps you buy more shares when the market is low and fewer shares when the market is high. When you make regular investments of a given amount, you will end up investing at different share prices over time. Over time, this can help lower the average price you pay per share.

   Of course, dollar cost averaging cannot assure a profit or protect against a loss. Additionally, since such a plan involves continuous investment in securities regardless of fluctuating price levels, investors should consider the financial ability required to continue purchases through periods of low price levels.

Purchases By Check

An initial investment made by check must be accompanied by a completed application. To avoid fees and delays, all checks should be drawn only on U.S. banks in U.S. funds. A $25 charge may be imposed if any check submitted for investment does not clear. Third-party checks will not be accepted. When you purchase shares by check, you will not be allowed to redeem the shares until your investment has been in the account for 12 business days.

Electronic Transfers Through Automated Clearing House

Electronic transfers through Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Initial purchase minimums apply.

You must complete the "ACH" section of the application for this privilege to be applicable.

Pre-Authorized Investment Plan

You can establish a pre-authorized investment plan where your personal bank account is automatically debited and your Fund account is automatically credited with additional full and fractional shares ($50 minimum monthly or quarterly investment). For further information on this process, please contact the Transfer Agent at 800-986-3384. The minimum investment requirements may be waived by the Funds for purchases made using certain programs.

YOUR ACCOUNT

Selling Shares

After receipt of an authorized redemption request, shares are redeemed at net asset value (NAV) on any business day, reduced by any required tax withholding.

Redemption requests should be accompanied by your account number, the exact name of your account and your Social Security or taxpayer identification number. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank on the following business day. A $12 fee will be charged for all wire transfers.

You may sell or redeem, some or all of your shares on any business day by doing one of the following.

   Through Financial Intermediaries  By Telephone                      By Mail
   If you bought your shares         Individual investors may          Financial intermediaries, as well
   through a broker/dealer or        communicate redemption            as institutional and individual
   other financial intermediary,     orders by telephone.              investors, may sell shares by
   you may redeem your shares                                          writing the Funds at the
   by calling them directly.                                           following address:

   Financial intermediaries                                            Conseco Fund Group
   may communicate                                                     c/o Firstar Mutual Fund Services, LLC
   redemption orders                                                   P.O. Box 701
   by wire and telephone.                                              Milwaukee, WI 53201-0701

   Important note: Each                                                Or, for overnight mail:
   institution may have                                                c/o Firstar Mutual Fund Services, LLC
   its own procedures and                                              615 E. Michigan St., 3rd Floor
   requirements for buying                                             Milwaukee, WI 53201-0701
   and selling shares and may                                          (800) 986-3384
   charge fees. Contact your
   financial professional for                                          Redemption certifications
   more information.                                                   and signature guarantees may
                                                                       be required.

Redemption orders placed through a financial intermediary will receive the next calculated net asset value after the order has been accepted, minus any applicable contingent deferred sales charge.

It is the responsibility of the financial intermediary to forward customer redemption orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time).

More about selling your shares

Your shares will be sold at the next NAV calculated after your order is accepted. Your order will be processed promptly and you will generally receive the proceeds within seven business days.

A Fund may delay payment up to 12 days in the event the check you used to purchase shares has not cleared. To shorten this delay, consider purchasing your shares by bank wire through Federal Funds.

Under certain extraordinary circumstances, where the law allows additional time, a Fund may suspend the right to redeem shares.

Redeeming Class B and C Shares

Shares acquired through reinvestment of dividends and capital gains distributions will be redeemed first, followed by shares held for the longest period of time.

Upon redemption of Class B shares acquired through an exchange, the contingent deferred sales charge, if any, will be calculated based on the original purchase date of the shares exchanges.

Upon redemption of Class C shares acquired through an exchange and held less than one year, the contingent deferred sales charge, if any, will also be calculated based on the original purchase date of the shares exchanged.

Redemptions By Mail

Redemption certification is provided on the application. A signature guarantee is required for redemptions of $50,000 or more. A signature guarantee may be obtained from most banks, brokers and dealers, credit unions, savings associations and financial institutions, but not from a notary public.

Redemptions By Wire Or Telephone

Financial intermediaries may charge for their services in connection with your redemption request. A $12 fee will be charged for all wire transfers.

Although the Funds and the Transfer Agent will not be responsible for the authenticity of telephone instructions, the following procedures have been established to confirm that instructions communicated by telephone are genuine:

o Recording telephone instructions for exchanges and expedited redemptions

o Requiring the caller to give certain specific identifying information

o Providing written confirmations to shareholders not later than five days following a telephone transaction

If the Funds and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Certain financial intermediaries may be authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when such a financial intermediary accepts the order.

Expedited Redemptions

You may have the payment of redemption requests (of $50 or more) wired or sent via Electronic Funds Transfer (EFT) directly to a designated domestic commercial bank account or the full redemption mailed directly to the address on the account. Normally, such payments will be transmitted on the business day following execution of the request. A $12 fee will be charged for all wire transfers.

For telephone redemptions, call the Transfer Agent at (800) 986-3384. You must complete the "Wire/Electronic Transfer Options" section of the application for this privilege to be applicable.

YOUR ACCOUNT

Additional Shareholder Services

Systematic Withdrawal Plan

This plan may be used for routine payments to you or a designated party.

If you reinvest your distributions, you can have regular monthly or quarterly payments withdrawn, at no charge, in excess of $50, as long as the account has a value of at least $5,000.

To elect this plan, simply complete the appropriate section on the application. Redemptions are normally processed on or about the 25th day of each month or quarter. Checks are then mailed on or about the first of the following month.

Changing or terminating your plan is easy. Simply give written notice to the Transfer Agent.

Exchange Privilege

You may exchange shares of one Conseco Fund for shares of the same class of any other Fund, or for shares of the Firstar Money Market Fund, without paying an additional sales charge.

The value of shares to be exchanged must meet the fund's minimum investment requirement.


     Class A Shares An initial sales charge for Class A shares, if applicable, will be made on exchanges from the Firstar Money Market Fund to a Fund's Class A shares.

     Class B and C Shares Although a contingent deferred sales charge (CDSC) is not charged upon an exchange to another fund or Firstar Money Market Fund within the same class of shares, a CDSC may be applied on redemptions from the Firstar Money Market Fund based on the original purchase date of the Class B or Class C shares exchanged.


Shares from the Firstar Money Market Fund may be exchanged back to the originating Class of shares without any additional charges. In the case of Class B and C shares, a contingent deferred sales charge (CDSC) may be applied on subsequent redemptions from any fund based on the original purchase date of the shares.

Normally, exchanges can be completed on the same business day.


   Reinstatement Privilege

   You may reinstate your investment by reinvesting any or all of your redemption proceeds within 180 calendar days.

   o Reinvest redemptions from Class A shares at net asset value without any initial sales charge.

   o Reinvest redemptions from your Class B or Class C shares and you will be reimbursed pro rata for the contingent deferred sales charge paid.

   The reinstatement privilege may be utilized only once per Fund investment and may be subject to other restrictions.

   Record-Keeping Made Easy

You will receive a confirmation of each new transaction in your account. You may rely on these confirmations in lieu of certificates, which will not be issued, as evidence of your ownership.

                              CONSECO FUND GROUP
                            CONSECO FIXED INCOME FUND
                             CONSECO HIGH YIELD FUND
                       CONSECO CONVERTIBLE SECURITIES FUND
                              CONSECO BALANCED FUND
                               CONSECO EQUITY FUND
                                 CONSECO 20 FUND




                      Supplement Dated July 30, 1999 to the
                     Statement of Additional Information for
                             Class A, B and C Shares
                 dated March 12, 1999, AS REVISED APRIL 28, 1999




The following Conseco Fund Group's service providers are replacing the existing service providers:


SUB-ADMINISTRATOR:   Firstar   Mutual  Fund  Services,   LLC  performs   certain
administrative services for each of the Funds, pursuant to agreements with Conseco Services, LLC (the "Administrator").

TRANSFER AGENT: Firstar Mutual Fund Services, LLC is the transfer agent for each Fund.

                                                                 [Logo--Conseco]
                                                                       CONSECO R
                                                                      STEP UP TM

                                                  CONSECO FUND GROUP
                                      Supplement dated July 30, 1999
                                to the Prospectus for Class Y Shares
                     dated March 12, 1999, AS REVISED APRIL 28, 1999

Conseco Fixed Income Fund
Conseco High Yield Fund
Conseco Convertible Securities Fund
Conseco Balanced Fund
Conseco Equity Fund
Conseco 20 Fund

      THE FOLLOWING PAGES REPLACE IN THEIR ENTIRETY PAGES 18-19 AND 25-28
                  OF THE CONSECO FUND GROUP CLASS Y PROSPECTUS
                DATED MARCH 12, 1999, AS REVISED APRIL 28, 1999.

FEES AND EXPENSES

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. These expenses are deducted from the Funds' assets.

Shareholder Fees
(fees paid directly from your investments)

--------------------------------------------------------------------
                                      Conseco Fixed   Conseco High
                                       Income Fund     Yield Fund
--------------------------------------------------------------------
   Maximum Front-End
   Sales Charge (Load)
   Imposed on Purchase                     None           None
--------------------------------------------------------------------
   Maximum Deferred Sales
   Charge Load                             None           None
--------------------------------------------------------------------
THE FUNDS DO NOT CHARGE ANY FEES FOR REINVESTING DIVIDENDS, OR REDEEMING OR EXCHANGING FUND SHARES.


Annual Fund Operating Expenses
(expenses that are deducted from each Fund's assets) as a % of average daily net assets

CLASS Y SHARES
-------------------------------------------------------------------
                                      Conseco Fixed  Conseco High
                                       Income Fund    Yield Fund
-------------------------------------------------------------------
   Management and
   Administrative Fees                     0.65%          0.90%
-------------------------------------------------------------------
   Distribution
   (12b-1) Fees                            0.00%          0.00%
-------------------------------------------------------------------
   Other Expenses                          0.81%          2.34%
                                           -----          -----
-------------------------------------------------------------------
   Equals: Total Annual
   Fund Operating Expenses                 1.46%          3.24%
-------------------------------------------------------------------
   Less: Fee Waiver and/or
   Expense Reimbursement*                  0.86%          2.34%
                                          -----          -----
-------------------------------------------------------------------
   Equals: Net Expenses                    0.60%          0.90%
                                          =====          =====
-------------------------------------------------------------------


* PURSUANT TO A CONTRACTUAL ARRANGEMENT WITH THE FUND, THE ADVISER, DISTRIBUTOR AND ADMINISTRATOR HAVE AGREED TO WAIVE FEES AND/OR REIMBURSE FUND EXPENSES THROUGH 4/30/00, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF EACH FUND ARE LIMITED TO THE NET EXPENSES FOR EACH RESPECTIVE FUND, AS SET FORTH ABOVE. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

+ BECAUSE THE FUND HAS NOT COMPLETED A FULL FISCAL YEAR, OTHER EXPENSES ARE ESTIMATED.

---------------------------------------------------------------
 Conseco Convertible      Conseco       Conseco         Conseco
   Securities Fund     Balanced Fund   Equity Fund      20 Fund
---------------------------------------------------------------

        None               None           None            None
---------------------------------------------------------------

        None               None           None            None
---------------------------------------------------------------




----------------------------------------------------------------
 Conseco Convertible      Conseco       Conseco          Conseco
   Securities Fund     Balanced Fund   Equity Fund       20 Fund
----------------------------------------------------------------

         1.05%              0.90%          0.90%           0.90%
----------------------------------------------------------------

         0.00%              0.00%          0.00%           0.00%
----------------------------------------------------------------
         1.25%+             1.29%          0.52%           2.87%
        -----               -----          -----           -----
----------------------------------------------------------------

         2.30%              2.19%          1.42%           3.77%
----------------------------------------------------------------

         1.25%              1.19%          0.42%           2.52%
        -----              -----          -----           -----
----------------------------------------------------------------
         1.05%              1.00%          1.00%           1.25%
        =====              =====          =====           =====
----------------------------------------------------------------

Buying Shares

To buy Class Y shares, you must be a qualifying individual investor, whose Fund investments exceed $500,000, or an institutional investor.

Institutional investors may include the following:

o Tax-qualified plans with at least $10 million in assets or 250 plan eligible employees

o Banks and  insurance  companies  investing  for their own accounts

o Investment companies unaffiliated with the Adviser

o Tax-qualified retirement plans of the Adviser or qualified financial intermediaries who have a contract with the Distributor

o Endowments, foundations and other charitable organizations

o Wrap fee accounts or asset allocation programs where the shareholder pays an asset-based fee

Opening a New Account is Easy

The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The Funds are closed for business on:

  Saturday                           Presidents' Day         Labor Day
  Sunday                             Good Friday             Thanksgiving Day
  New Year's Day                     Memorial Day            Christmas Day
  Martin Luther King, Jr. Day        Independence Day

There are three convenient ways to begin your Conseco Fund Group investment program.

   Through Financial
   Intermediaries                        By Bank Wire                          By Mail

   Shares of the Funds may               Wire your investment to:              Simply complete and sign an
   be purchased  through                 Firstar Bank  Milwaukee, NA           application to begin the process.
   authorized broker-dealers,            777 E. Wisconsin Ave.
   financial institutions and            Milwaukee, WI 53202                   Make  your  check  payable
   service organizations with            ABA  #075000022                       to the Fund of your choice.*
   whom  the distributor has             Credit to:
   a selling agreement.                  Firstar Mutual Fund Services, LLC     If you  are  adding  to  your
                                         Account #112-952-137                  existing account, indicate
   Important note: Each institution      Further credit to: (Name of fund,     your Fund account number
   may have its own procedures           Account name, Account  number).       directly  on  the  check.
   and requirements for buying
   and selling shares and may            For NEW accounts, please              Mail your application
   charge fees. Contact your             promptly complete and mail            and check to:
   financial professional for            the account application form          Conseco Fund Group
   more information.                     to the Funds at the address           c/o Firstar Mutual Fund Services, LLC
                                         given  under "By Mail."               P.O.  Box 701
                                                                               Milwaukee,  WI 53201-0701

                                                                               Or for overnight mail:
                                                                               Conseco Fund Group
                                                                               c/o Firstar Mutual Fund Services, LLC
                                                                               615 E. Michigan St., 3rd Floor
                                                                               Milwaukee,  WI 53202
                                                                               (800) 986-3384

*No third-party checks are accepted or starter/counter checks.

YOUR ACCOUNT

Payment for the shares purchased through a financial institution is due on settlement date. The settlement date is normally three business days after the order has been executed.

It is the responsibility of the broker, dealer, or other financial intermediary to forward customer orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time). Check with your investment professional to find out if they have an internal deadline for receiving your order to ensure processing that day.

Shares are purchased at the next share price calculation after your investment is received. The Funds reserve the right to reject any purchase order.


Please indicate whether you would like the ability to redeem or exchange shares by telephone or wire when you complete your application.


Purchases By Check

An initial investment made by check must be accompanied by a completed application. To avoid fees and delays, all checks should be drawn only on U.S. banks in U.S. funds. A $25 charge may be imposed if any check submitted for investment does not clear. Third-party checks will not be accepted. When you purchase shares by check, you will not be allowed to redeem the shares until your investment has been in the account for 12 business days.

Electronic Transfers Through Automated Clearing House

Electronic transfers through the Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Initial purchase minimums apply.

You must complete the "ACH" section of the application for this privilege to be applicable.

Selling Shares

After receipt of an authorized redemption request, shares are redeemed at net asset value (NAV) on any business day, reduced by any required tax withholding.

Redemption requests require your account number, the exact name of your account and your Social Security or taxpayer identification number. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank on the following business day. A $12 fee will be charged for all wire transfers.

You may sell or redeem, some or all of your shares on any business day by doing one of the following.

  Through Financial Intermediaries  By Telephone                     By Mail
  If you bought your shares       Individual  investors may        Financial  intermediaries, as well
  through a broker/dealer or      communicate redemption           as institutional and individual
  other financial intermediary,   orders by telephone.             investors, may sell shares by
  you may redeem your shares                                       writing the Funds at the
  by calling them directly.                                        following address:

  Financial intermediaries                                         Conseco Fund Group
  may communicate                                                  c/o Firstar Mutual Fund Services, LLC
  redemption orders                                                P.O. Box 701
  by wire and telephone.                                           Milwaukee, WI 53201-0701

  Important note: Each                                             Or for overnight mail:
  institution may have                                             c/o Firstar Mutual Fund Services, LLC
  its own procedures and                                           615 E. Michigan St.
  requirements for buying                                          Milwaukee, WI 53202
  and selling shares and may                                       (800) 986-3384
  charge fees. Contact your
  financial professional for                                       Institutional investors must
  more information.                                                have appropriate redemption
                                                                   certifications on file before a
                                                                   redemption can be completed.
                                                                   Signature guarantees are required~
                                                                   for amounts of $50,000 or more.

Redemption orders placed through a financial intermediary will receive the next calculated net asset value after the order has been accepted.

It is the responsibility of the financial intermediary to forward customer redemption orders received prior to the close of the NYSE to the Transfer Agent prior to close of business that same day (usually 4:00 p.m., Eastern Time).

More about selling your shares

Your shares will be sold at the next NAV calculated after your order is accepted. Your order will be processed promptly and you will generally receive the proceeds within seven business days.

A Fund may delay payment up to 12 days in the event the check you used to purchase shares has not cleared. To shorten this delay, consider purchasing your shares by bank wire through Federal Funds.

Under certain extraordinary circumstances, where the law allows additional time, a Fund may suspend the right to redeem shares.

YOUR ACCOUNT

Redemptions By Mail

Redemption certification is provided on the application. A signature guarantee, required for redemptions of $50,000 or more, may be obtained from most banks, brokers and dealers, credit unions, savings associations and financial institutions, but not from a notary public.

Redemptions By Wire Or Telephone

Financial intermediaries may charge for their services in connection with your redemption request. A $12 fee will be charged for all wire transfers.

Although the Funds and the Transfer Agent will not be responsible for the authenticity of telephone instructions, the following procedures have been established to confirm that instructions communicated by telephone are genuine:

o Recording  telephone  instructions  for exchanges and expedited  redemptions

o Requiring the caller to give certain specific identifying information

o Providing written confirmations to shareholders not later than five days following a telephone transaction

If the Funds and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Certain financial intermediaries may be authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when such a financial intermediary accepts the order.

Expedited Redemptions

You may have the payment of redemption requests (of $50 or more) wired or sent via Electronic Funds Transfer (EFT) directly to a designated domestic commercial bank account or the full redemption mailed directly to the address on the account. Normally, such payments will be transmitted on the business day following execution of the request. A $12 fee will be charged for all wire transfers.

For telephone redemptions, call The Transfer Agent at 800-986-3384. You must complete the "Wire/Electronic Transfer Options" section of the application for this privilege to be applicable.

Exchange Privilege

You may exchange shares of one Conseco Fund for shares of the same class of any other Fund, or for shares of the Firstar Money Market Fund, at NAV. The value of shares to be exchanged must meet the Fund's minimum investment requirement.

Normally, exchanges can be completed on the same business day.

                               CONSECO FUND GROUP
                            CONSECO FIXED INCOME FUND
                             CONSECO HIGH YIELD FUND
                       CONSECO CONVERTIBLE SECURITIES FUND
                              CONSECO BALANCED FUND
                               CONSECO EQUITY FUND
                                 CONSECO 20 FUND




                      Supplement Dated July 30, 1999 to the
                     Statement of Additional Information for
                                 Class Y Shares
                 dated March 12, 1999, AS REVISED APRIL 28, 1999



The following Conseco Fund Group's service providers are replacing the existing service providers:

SUB-ADMINISTRATOR:   Firstar   Mutual  Fund  Services,   LLC  performs   certain
administrative services for each of the Funds, pursuant to agreements with Conseco Services, LLC (the "Administrator").

TRANSFER AGENT: Firstar Mutual Fund Services, LLC is the transfer agent for each Fund.

Additionally, the following paragraph should be inserted as the first paragraph under "Purchase, Redemption and Pricing of Shares" on page 44:

     Your initial purchase amount should be at least $500,000. However, the minimum may be waived at the discretion of the Fund's officers. The Fund and the Distributor reserves the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.